Offerings	Jan. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase shares of common stock
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | shares	0
Maximum Aggregate Offering Price | $	$ 0
Amount of Registration Fee | $	$ 0
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Registrant’s common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s common stock, as applicable.
(3)
In accordance with Rule 457(g) under the Securities Act, because the shares of the common stock underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of the Class I Common Stock Warrants
Amount Registered | shares	4,272,500
Proposed Maximum Offering Price per Unit | shares	2.2
Maximum Aggregate Offering Price | $	$ 9,399,500
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 1,298.07
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Registrant’s common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s common stock, as applicable.
(2)
Estimated in accordance with Rules 457(c) solely for the purpose of calculating the registration fee on the basis of $2.20 per share, the closing price of the Registrant’s common stock on January 26, 2026, as reported on the Nasdaq Capital Market.